Document and Entity Information	May 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001827087
Document Type	8-K
Document Period End Date	May 12, 2022
Entity Registrant Name	VIGIL NEUROSCIENCE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41200
Entity Tax Identification Number	85-1880494
Entity Address, Address Line One	1 Broadway
Entity Address, Address Line Two	7th Floor
Entity Address, Address Line Three	Suite 07-300
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(857)
Local Phone Number	254-4445
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	VIGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false